Note 12 - Subsequent Events	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
12.	SUBSEQUENT EVENTS

a)	SPIN OUT

On July 29, 2024, the Company entered into an arrangement agreement, which was amended and restated on November 4, 2024, to spin out 100% of the shares of its wholly owned subsidiary, Sierra, into the newly incorporated related company, Rio Grande Resources Ltd. (“Rio Grande” or “RGR”) by way of a plan of arrangement (the “Arrangement”). It is a condition to the completion of the Arrangement that: (i) Rio Grande will issue a $677,450 promissory note, from a related party, namely Jason Barnard and Christina Barnard, due for payment on or before November 5, 2027, in such amount bearing interest of 8.95% per annum starting 4 months from the effective date of the Arrangement (“Effective Date”) to be announced upon receipt of the final order (the “Barnard Promissory Note”).  The full amount of the Barnard Promissory Note must be settled by Rio Grande using funds from its first and, as necessary, subsequent post-closing financing(s). The Barnard Promissory Note is secured by a general security agreement; and (ii) Rio Grande will issue a $520,000 promissory note to the Company, due for repayment on or before November 5, 2027, in such amount bearing interest of 8.95% per annum starting 4 months from the Effective Date (the “Foremost Promissory Note”).  The Foremost Promissory Note is unsecured.

Pursuant to the  terms of the Arrangement, the Company will (i) transfer to Rio Grande the right to collect receivables in respect of all amounts outstanding from Sierra to the Company as at the Effective Date and (ii) will assign and transfer to Rio Grande all of the issued and outstanding Sierra Shares in consideration for Rio Grande issuing to Foremost such number of Rio Grande common shares as is equal to the quotient obtained by dividing by 0.8005 the product obtained by multiplying the number of Foremost Shares issued and outstanding immediately prior to 12:01 a.m. on the Effective Date, or such other time on the Effective Date as agreed to in writing (the “Effective Time”) by two (2).

Notwithstanding the Company’s Stock Incentive Plan, each option of the Company (“Foremost Option”) to acquire one (1) common share of the Company (“Foremost Share”) outstanding immediately prior to this shall be, and shall be deemed to be, simultaneously surrendered and transferred by the Company’s option-holder (“Foremost Optionee”) thereof to Foremost (free and clear of any Encumbrances) in the following portions and such portions shall be exchanged for, as the sole consideration therefor the following consideration:

a)	SPIN OUT (Continued)

i)

0.9136 of each Foremost Option held by a Foremost Optionee immediately prior to the Effective Time shall be transferred and exchanged for one (1) Foremost replacement option to acquire one (1) new Foremost Share having an exercise price (rounded up to the nearest cent) equal to the product of the exercise price of the Foremost Option so exchanged immediately before the exchange of such Foremost Option multiplied by the fair market value of a Foremost Share determined immediately prior to this divided by the total fair market value of a new Foremost Share and the fair market value of two (2) Rio Grande common shares determined immediately prior to this; and

ii)

0.0864 of each Foremost Option held by a Foremost Optionee immediately prior to the Effective Time shall be transferred and exchanged for two Rio Grande options, with each whole Rio Grande option entitling the holder thereof to acquire one (1) Rio Grande common share having an exercise price (rounded up to the nearest cent) equal to the product of the exercise price of the Foremost Option so exchanged immediately before the exchange of such Foremost Option multiplied by the fair market value of a Rio Grande common share determined immediately prior to this divided by the total of the fair market value of a new class of common shares of the Company created pursuant to the Arrangement (“New Foremost Share”) and the fair market value of two (2) Rio Grande common shares at the Effective Time.

Notwithstanding the Company’s Stock Incentive Plan, each RSU of the Company (“Foremost RSU”) to acquire one (1) Foremost Share outstanding immediately prior to this shall be, and shall be deemed to be, simultaneously surrendered and transferred by the Foremost RSU holder thereof to Foremost (free and clear of any Encumbrances) in the following portions and such portions shall be exchanged for, as the sole consideration therefor the following consideration:

i)

0.9136 of each Foremost RSU held by a Foremost RSU holder immediately prior to the Effective Time shall be transferred and exchanged for one (1) Foremost Replacement RSU to acquire such number of New Foremost Shares and on such vesting and other conditions as set forth in the applicable award agreement in respect of such Foremost RSU; and

ii)

0.0864 of each Foremost RSU held by a Foremost RSU holder immediately prior to the Effective Time shall be transferred and exchanged for two (2) Rio Grande RSUs to acquire such number of Rio Grande Common Shares and on such vesting and other conditions as set forth in the applicable award agreement in respect of such Foremost RSU.

The Company and Rio Grande acknowledge and agree that:

i)

from and after the Effective Date, each warrant of the Company (“Foremost Warrant”) shall entitle the holder to receive, upon due exercise thereof, for the exercise price immediately prior to the Effective Time:

●	one new Foremost Share for each Foremost Share that was issuable upon due exercise of the Foremost Warrant immediately prior to the Effective Time; and
●

two (2) Rio Grande Common Shares for each Foremost Share that was issuable upon due exercise of the Foremost Warrant immediately prior to the Effective Time, and Rio Grande hereby covenants that it shall forthwith upon receipt of written notice from Foremost from time to time issue, as directed by Foremost, that number of Rio Grande Common Shares as may be required to satisfy the foregoing;

a)	SPIN OUT (Continued)

ii)

Foremost shall, as agent for Rio Grande, collect and pay to Rio Grande an amount for each two (2) Rio Grande common shares so issued that is equal to the exercise price under the Foremost Warrant multiplied by the fair market value of two (2) Rio Grande common shares at the Effective Time divided by the total fair market value of a Foremost Share and two (2) Rio Grande common shares at the Effective Time;

iii)

and the terms and conditions applicable to the Foremost Warrants, immediately after the Effective Time, will otherwise remain unchanged from the terms and conditions of the Foremost Warrants as they exist immediately before the Effective Time.

The Arrangement will be subject to shareholder, court, Canadian Securities Exchange (“CSE”), NASDAQ and regulatory approvals, as well as management’s discretion. Subsequent to the completion of the Arrangement, the Company intends to list the shares of RGR on the CSE. Foremost will remain listed on the CSE and the NASDAQ. In order to appropriately capitalize RGR to pursue its business objectives immediately following the completion of the Arrangement, it is anticipated that RGR will borrow certain funds from Foremost and Jason and Christina Barnard and issue the Foremost Promissory Note and the Barnard Promissory Note in connection therewith.

Shareholders are cautioned that there can be no assurance that the Arrangement will be completed on the terms described herein or at all, or that the listing on the CSE will occur.

b)	ATHABASCA PROPERTIES, Northern Saskatchewan

The Company entered into an option agreement with Denison Mines Corp. (“Denison”) on October 7, 2024, to acquire up to a 70% interest in The Athabasca Property (the “Option Agreement”) which is comprised of 10 uranium exploration properties (known as the Blackwing, Murphy Lake South (crab claw), GR, CLK, Torwalt Lake, Turkey Lake, Epp Lake, Marten, Wolverine, and Hatchet Lake properties) covering over 330,000 acres in the Athabasca Basin in Northern Saskatchewan (“Exploration Properties”).

Ownership Details

Denison currently has 100% ownership in all of the properties except for Hatchet Lake, which is subject to a joint venture agreement with Eros Resources Corp., with Denison currently holding a 70.15% ownership interest.

Under the terms of the option, the Company may acquire up to 70% of Denison's interest in the Exploration Properties. In the case of Hatchet Lake, Foremost may earn up to a 51% interest in the Hatchet Lake joint venture, representing slightly over 70% of Denison's current ownership interest.

The Option Agreement contains three (3) phases, as summarized below:

Phase 1

Subsequent to September 30, 2024, the Company earned an initial 20% interest in the Exploration Properties (14.03% for Hatchet Lake) by:

●	Issuing 1,369,810 common shares (issued on October 4, 2024 valued at $5,263,209);
●	Appointing a Technical Advisor to Foremost at Denison's election; and
●

Entering into an Investors Rights Agreement providing for, among other things: the appointment by Denison of up to two (2) individuals to the board of directors of Foremost; and a pre-emptive equity participation right for Denison to maintain a 19.95% equity interest in Foremost.

b)	ATHABASCA PROPERTIES, Northern Saskatchewan (Continued)

Phase 2

To earn an additional 31% interest in the Exploration Properties (21.75% for Hatchet Lake), on or before October 4, 2027, Foremost must:

●	Pay Denison $2,000,000 in cash or common shares or a combination thereof, at the discretion of Foremost; and
●	Incur $8,000,000 in exploration expenditures on the Exploration Properties.

If the conditions of Phase 2 are not satisfied, Foremost shall forfeit the entirety of its interests in and rights to the Exploration Properties.

Phase 3

To earn an additional 19% interest in the Exploration Properties (15.22% for Hatchet Lake), on or before October 4, 2030, and on the successful completion of Phase 2, Foremost must:

●	Pay Denison a further $2,500,000 in cash or common shares or a combination thereof, at the discretion of Foremost; and
●	Incur a further $12,000,00 in exploration expenditures on the Exploration Properties.

If the conditions of Phase 3 are not satisfied, Foremost shall forfeit a portion of its interests in and rights to the Exploration Properties such that Denison's interests in each of the Exploration Properties will be increased to 51% and operatorship shall revert to Denison.

Upon completion of either Phase 2 or Phase 3 (as applicable) of the Option Agreement, the parties will enter into a joint venture agreement in respect of each of the Exploration Properties.

Subsequent to September 30, 2024, the Company issued 425,682 common shares at a value of $1,670,119 for finder’s and advisory fees for the acquisition of Athabasca Property.